Current provisions and other current financial and non-financial liabilities	12 Months Ended
Dec. 31, 2025
Current provisions and other current financial and non-financial liabilities
Current provisions and other current financial and non-financial liabilities

15.Current provisions and other current financial and non-financial liabilities

Current provisions

The following table shows a reconciliation of the current provisions for 2025:

Development of current provisions

in € K

		Foreign	Changes in
	January 1,	currency	consolidation
	2025	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2025

Personnel expenses	244,382	(19,118)	—	(143,751)	(10,845)	134,132	26,486	231,286
Self-insurance programs	106,520	(13,086)	—	(55,328)	(42,117)	104,777	12,166	112,932
Risk of lawsuit	16,334	(1,377)	—	(4,695)	(2,289)	17,551	(2,427)	23,097
Other current provisions	81,132	(3,884)	—	(16,402)	(9,598)	12,834	(27)	64,055
Current provisions	448,368	(37,465)	—	(220,176)	(64,849)	269,294	36,198	431,370

Self-insurance programs

See note 2 d).

Personnel expenses

Personnel expenses mainly refer to provisions for the Company’s global performance-based compensation plan for managerial staff, the current portion of the provisions for accrued severance payments, provisions for cash-settled share-based plans and jubilee payments. As of December 31, 2025, provisions for the Company’s global performance-based compensation plan for managerial staff amounted to €101,965 (December 31, 2024: €142,446), provisions for accrued severance payments amounted to €53,366 (December 31, 2024: €45,077) and provisions for cash-settled share-based plans amounted to €32,194 (December 31, 2024: €25,309). For further information regarding share-based plans, see note 23.

Risk of lawsuit

Legal matters that the Company currently deems to be material or noteworthy are described in note 25.

Other current provisions

The item “Other current provisions” in the table above includes provisions for repayment obligations related to governmental expenditure ceilings in certain countries, and warranties.

Other current financial liabilities

As of December 31, 2025 and 2024 other current financial liabilities consisted of the following:

Other current financial liabilities
in € K
	2025	2024

Put option liabilities	638,009	807,207
Unapplied cash and receivable credit balances	392,047	464,182
Invoices outstanding	263,330	251,980
Derivatives	10,834	41,859
Customer rebates, bonuses, commissions	130,639	34,416
Legal matters, advisory and audit fees	17,910	27,540
Variable payments outstanding for acquisitions	238	1,127
Other	148,510	159,062
Other current financial liabilities	1,601,517	1,787,373

For information regarding the settlement of put options held by non-physician investors originally granted as part of the 2022 merger of Cricket Health, Interwell Health LLC and Fresenius Health Partners, Inc., see note 26.

Other current liabilities

As of December 31, 2025 and 2024 other current liabilities consisted of the following:

Other current liabilities

in € K

	2025	2024
Personnel liabilities	683,813	726,278
VAT and other (non-income) tax liabilities	139,244	139,981
Contract liabilities	97,951	66,735
Deferred Income	16,414	15,430
Other liabilities	102,321	103,142
Other current liabilities	1,039,743	1,051,566

Personnel liabilities

The personnel liabilities mainly refer to liabilities for wages and salaries, bonuses and vacation payments.

Contract liabilities

Contract liabilities also relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions.

Other liabilities

The item “Other liabilities” in the table above includes interest payables related to income taxes and liabilities for the current portion of pension liabilities.